Sale Leaseback (Details Textual)	1 Months Ended						12 Months Ended
	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CNY (¥)	May 31, 2017 USD ($)	May 31, 2017 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2018 CNY (¥)	May 31, 2017 CNY (¥)	Oct. 31, 2016 CNY (¥)
Sale Leaseback (Textual)
Amount of machinery related to sale leaseback							$ 11,787,174
Sale leaseback transaction, lease terms							The minimum payments for the remaining lease term of 26 months from December 31, 2018 to February 18, 2021.
Interest expense							$ 206,803	$ 0	$ 0
Sale leaseback arrangement [Member]
Sale Leaseback (Textual)
Security deposit	$ 1,075,957	¥ 7,400,000			$ 730,269	¥ 5,022,500
One-time processing fee	32,279	¥ 222,000			23,223	¥ 159,716
Recognized deferred gain	$ 403,158		$ 241,206		$ 180,849					¥ 2,772,759	¥ 1,658,918	¥ 1,243,810
Sale leaseback transaction, lease terms	On this transaction, which will be amortized over 36 months as an expense.	On this transaction, which will be amortized over 36 months as an expense.			On this transaction, which will be amortized over 24 months as an income.	On this transaction, which will be amortized over 24 months as an income.	The minimum payments for the remaining lease term of 17 months from December 31, 2018 to May 18, 2020.
Unrecognized financing charge	$ 277,503	¥ 1,908,556	96,954	¥ 666,811	$ 177,853	¥ 1,223,203
Interest expense							$ 76,700	64,231	0
Sale leaseback arrangement [Member] | Machinery equipment [Member]
Sale Leaseback (Textual)
Amount of machinery related to sale leaseback	5,379,784		2,573,572		3,651,346					¥ 37,000,000	¥ 17,700,000	¥ 25,112,500
Total lease payment	$ 5,784,874	¥ 39,786,052	2,750,504	18,916,864	$ 3,804,092	¥ 26,163,022
Security deposit			514,714	514,714
One-time processing fee			$ 15,441	¥ 106,200
Sale leaseback transaction, lease terms	Subsequently leased back the machinery for 36 months.	Subsequently leased back the machinery for 36 months.	Subsequently leased back the machinery for 36 months.	Subsequently leased back the machinery for 36 months.	Subsequently leased back the machinery for 24 months.	Subsequently leased back the machinery for 24 months.
Interest expense							$ 39,148	$ 128,069	$ 14,858